S-K 1602, SPAC Registered Offerings	Aug. 10, 2026
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We will provide the purchasers of our public units, or our “public shareholders,” with the opportunity to redeem all or a portion of their public shares upon the completion of our initial business combination at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the trust account described below as of two business days prior to consummation of the initial business combination, including interest earned on the funds held in the trust account (net of amounts withdrawn to pay our taxes, if any (“permitted withdrawals”)), divided by the number of then issued and outstanding public shares, subject to the limitations and on the conditions described herein. The amount in the trust account will initially be $10.00 per public share. We will have 24 months from the closing of this offering or until such earlier liquidation date as our board of directors may approve, to consummate an initial business combination (or 27 months from the closing of this offering if we have executed a letter of intent, agreement in principle or definitive agreement for an initial business combination within 24 months from the closing of this offering), which we refer to herein as the “completion window”. If we anticipate that we may be unable to consummate our initial business combination within the completion window, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination. If we seek shareholder approval for an extension, holders of public shares will be offered an opportunity to redeem their shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (less permitted withdrawals), divided by the number of then issued and outstanding public shares, subject to applicable law. If we are unable to complete our initial business combination within the completion window (or such later date as approved by our shareholders), or by such earlier liquidation date as our board of directors may approve, we will redeem 100% of the public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (less permitted withdrawals and up to $100,000 of interest income to pay dissolution expenses), divided by the number of then issued and outstanding public shares, subject to applicable law and certain conditions as further described herein.
See “
Summary - The Offering - Redemption rights for public shareholders upon completion of our initial business combination
” on page 45 and “
Summary - The Offering - Redemption of public shares and distribution and liquidation if no initial business combination
” on page 51 for more information.

SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]
The following table illustrates the difference between the public offering price per unit and our net tangible book value per share, as adjusted to reflect various potential redemption levels that may occur in connection with the closing of our initial business combination, which we refer to as “Adjusted NTBVPS,” on a pro forma basis to give effect to this offering and the issuance of the private placement units, assuming the exercise in full and no exercise of the over-allotment option. Adjusted NTBVPS excludes the effect of the consummation of our initial business combination or any related transactions or expenses.
See the section titled “
Dilution
” on page 126 for more information.

As of [ ], 2026
Offering Price of $10.00 per Unit	25% of Maximum Redemption						50% of Maximum Redemption						75% of Maximum Redemption						Maximum Redemption
Adjusted NTBVPS	Adjusted NTBVPS			Difference between Adjusted NTBVPS and Offering Price			Adjusted NTBVPS			Difference between Adjusted NTBVPS and Offering Price			Adjusted NTBVPS			Difference between Adjusted NTBVPS and Offering Price			Adjusted NTBVPS			Difference between Adjusted NTBVPS and Offering Price
Assuming No Exercise of Over-Allotment Option
$[ ]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Assuming Full Exercise of Over-Allotment Option
$[ ]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Offering Prospectus Summary [Line Items]
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]
Business Strategy
Our acquisition and value creation strategy is to identify, acquire and, after our initial business combination, further accelerate the growth of a company at the intersection of the A&D services industry and the TMT industry, including TMT companies focused on command and control, quantum technology, cyber and secured communications, and alternative energy industries, and AI driven life sciences platforms, and to contribute to the global A&D and TMT economy. Our company’s unique expertise offers a comprehensive framework for a publicly traded company to foster both organic and strategic growth initiatives within its operational ecosystem. Our selection process is expected to leverage our management team’s broad and deep relationship network and unique expertise in the A&D and TMT industries. Market size, growth potential, competition, and barriers to entry are all essential factors to consider as we identify the acquisition target. Our team intends to utilize an in-depth
evaluation process of potential acquisition targets based on financial performance, strategic fit, and potential synergies as well as the company’s products, and services to ensure our target is aligned. Although, the global A&D and TMT economy is highly regulated, and there are many legal and regulatory considerations that companies must consider, such as licensing requirements, export controls, and liability issues; our management team’s expertise and track record in the A&D and TMT ecosystem, and all related technologies, will help mitigate these factors by proactively advising potential target companies on navigating these issues.
Overall, an acquisition and value creation strategy impacting the global A&D and TMT economy requires a careful and strategic approach, the potential benefits can be significant for companies with the ability to identify and acquire complementary businesses and technologies with synergies through effective integration. Our management team believes that the global A&D and TMT economy has significant market growth potential, related to the development and use of innovative technologies. All of these sectors demonstrated solid compounded annual growth (“CAGR”), outperforming the industry indices. The life science sector demonstrated a meaningful CAGR in all related elements of this vertical, namely Biotechnology (+20% to +30%), Genomics (+25% to +26%), and AI Driven Life Sciences, which have been among the highest performing healthcare investment sectors, substantially outperforming the S&P 500 (+9% to +10%), the Nasdaq Composite (+10% to +15%), and traditional healthcare benchmarks. This performance evidences the strong investor demand for innovation driven healthcare technology platforms. Over the last decade, there has been a steady increase in the demand for space-based services and applications for both the private sector as well as various government agencies. Over the last few years, rising geopolitical tensions plus ever-growing commercial applications in a variety of fields of use, have driven the increased demand for unmanned aerial vehicles (“UMV”) systems and other drone technologies.
We expect to distinguish ourselves with our ability to:

•
Tap into our vast international network of relationships to develop a distinctive pipeline of acquisition opportunities.
We believe the combination of our Chief Executive Officer’s industry experience and our directors’ and management’s ability and network of relationships with world-wide chief executive officers, top government executives and officials, highly ranked military officers, founders, family offices, private equity, hedge-funds, venture capitalists, sponsors and investment banks will help us to identify and evaluate suitable target businesses that could benefit from our operational and strategic expertise and from management’s experience in structuring complex transactions and accessing capital for growth.

•
Revitalize the acquisition target and generate value for shareholders after the business combination.
Given our management’s experience, we are confident that our officers and directors will be able to drive value after the combination. By implementing strategies that have proven successful in the past, they intend to focus on accelerating revenue growth, improving profit margins and fostering a results-driven culture.

•
Show a proven record of successful completions of business combinations
. We believe that our management team’s track record and experience will provide a distinct advantage for identifying, valuing and completing a business combination that will meet our investors’ expectations. GigCapital10 is our tenth SPAC affiliated with GigCapital Global, with six out of nine prior SPACs having completed business combinations, and two SPACs looking for a suitable business target, as summarized below.

•
GigCapital, Inc. (“GIG1”), a
Private-to-Public
Equity (PPE) company formed for the purpose of acquiring a company in the technology, media, and telecommunications (“TMT”) industry, completed its initial public offering (IPO) in December 2017, in which it sold 14,375,000 units at price of $10.00 per unit, with each unit consisting of one share of GIG1 common stock, three-fourths (3/4) of one warrant to purchase one share of GIG1 common stock and one right to receive one-tenth
(1/10) of one share of GIG1 common stock, generating aggregate proceeds of approximately $144 million. On February 22, 2019, GIG1 entered into a stock purchase agreement to acquire Kaleyra S.p.A. at about transaction enterprise value of $187 million with combined cash and/or promissory note consideration of $15 million. The transaction successfully closed on November 25, 2019, and GIG1 was renamed Kaleyra, Inc. and listed on the NYSE American stock exchange under the symbol “KLR” (and since that time, Kaleyra uplisted to NYSE). In November 2023, Kaleyra was sold to Tata Communications at a transaction enterprise value of about $320 million in a cash deal and ceased to exist as a public company. Dr. Katz served as the Chairman of the board of directors of Kaleyra from its IPO through the sale of the company.

•
GigCapital2, Inc. (“GIG2”), a
Private-to-Public
Equity (PPE) company formed for the purpose of acquiring a company in the TMT industry, completed its initial public offering in June 2019, in which it sold 17,250,000 units at a per unit price of $10.00, with each unit consisting of one share of GIG2 common stock, one warrant to purchase one share of GIG2 common stock, and one right to receive one-twentieth
(1/20) of one share of GIG2 common stock, generating aggregate proceeds of about $173 million. On June 8, 2021, GIG2 successfully completed its business combination with each of UpHealth Holdings, Inc. and Cloudbreak Health, LLC, and the company changed its name to UpHealth, Inc. and was listed on the NYSE under the new ticker symbol “UPH”, where it remained listed until 2024 when it was delisted from the NYSE and commenced trading on the OTC Pink, and subsequently on the OTC Expert Market, under the new ticker symbol “UPHL.” UpHealth, Inc. closed down certain of its subsidiaries and sold subsidiaries Innovations Group Incorporated to Belmar Pharma Solutions in June 2023 and Cloudbreak Health to an affiliate of GTCR, LLC in March 2024. Following an adverse legal judgement, in September 2023, UpHealth Holdings, Inc., a subsidiary of UpHealth, Inc., filed a voluntary petition for relief under Chapter 11 of the U.S. Bankruptcy Code. In addition, in October 2023, two of UpHealth Holdings’ wholly-owned subsidiaries, Thrasys, Inc. and Behavioral Health Services, LLC, and each of their subsidiaries filed voluntary petitions for relief under Chapter 11 of the U.S. Bankruptcy Code. In September 2025, UpHealth Holdings, Inc. was ordered to liquidate following its bankruptcy filing. Dr. Katz served as the Chairman of the board of directors from its IPO through liquidation.

•
GigCapital3, Inc. (“GIG3”), a
Private-to-Public
Equity (PPE) company formed for the purpose of acquiring a company in the TMT industry, completed its initial public offering in May 2020, in which it sold 20,000,000 units at a per unit price of $10.00, with each unit consisting of one share of GIG3 common stock and three-fourths (3/4) of one warrant to purchase one share of GIG3 common stock, generating aggregate proceeds of $200 million. On May 6, 2021, GIG3 successfully completed its business combination with Lightning Systems, Inc., which did business as Lightning eMotors, and GIG3 retained such name. Lightning eMotors, Inc. was listed on the NYSE under the new ticker symbol “ZEV,” before being listed on the OTC Expert Market under the ticker symbol “ZEVY.” In October 2021, Dr. Katz left Lightning eMotors as he did not stand for reelection to the board of directors. Lightning eMotors went into receivership in December 2023, and as a result, the assets of Lightning eMotors were sold to GERCO LLC, a subsidiary of GILLIG, in February 2024.

•
GigCapital4, Inc. (“GIG4”), a
Private-to-Public
Equity (PPE) company formed for the purpose of acquiring a company in the TMT and sustainable industries, completed its initial public offering in February 2021, in which it sold 35,880,000 units at a per unit price of $10.00, with each unit consisting of one share of GIG4 common stock and one-third
(1/3) of one (1) warrant to purchase one share of GIG4 common stock, generating aggregate proceeds of about $359 million. GIG4 listed on Nasdaq under the symbol “GIG.” On December 9, 2021, GIG4 successfully completed its business combination with BigBear.ai Holdings, LLC, following which it was renamed as BigBear.ai Holdings, Inc. (NYSE: BBAI). In September 2024, Dr. Katz left BigBear.ai Holdings, Inc. as he did not stand for reelection to the board of directors.

•
GigCapital5, Inc. (“GIG5”), a
Private-to-Public
Equity (PPE) company formed for the purpose of acquiring a company in the TMT, A&D, advanced medical equipment, intelligent automation and sustainable industries, completed its initial public offering in September 2021, in which it sold 23,000,000 units at a per unit price of $10.00, with each unit consisting of one share of GIG5 common stock and one warrant to purchase one share of GIG5 common stock, generating aggregate proceeds of $230 million. GIG5 listed on the NYSE under the symbol “GIA” and then subsequently transferred to Nasdaq. In March 2024, GIG5 successfully completed its business combination with QT Imaging, Inc., following which it was renamed as QT Imaging Holdings, Inc. (Nasdaq: QTI).

•
GigInternational1, Inc. (“GIW”), a
Private-to-Public
Equity (PPE) company formed for the purpose of acquiring a company in the TMT, A&D, mobility and semiconductor industries with a particular emphasis on the EMEA market, completed its initial public offering in May 2021, in which it sold 20,900,000 units at a per unit price of $10.00, with each unit consisting of one share of GIW common stock and one-half
(1/2) of one (1) warrant to purchase one share of GIW common stock, generating aggregate proceeds of $209 million. GIW listed on Nasdaq under the symbol “GIW,” but in November 2022, decided to liquidate and dissolve the company rather than pursue a business combination, and in December 2022, GIW delisted from Nasdaq after liquidating its trust account.

•	GigCapital7 Corp. (“GIG7”), a Private-to-Public Equity (PPE) company formed for the purpose of acquiring a company in the TMT, artificial intelligence and machine learning, cybersecurity, medical technology and medical equipment, semiconductors and sustainable industries, completed its initial public offering in August 2024, in which it sold 20,000,000 units at a per unit price of $10.00, with each unit consisting of one Class A ordinary share and one redeemable warrant to purchase one Class A ordinary share of GIG7, generating $200 million. GIG7 listed on Nasdaq under the symbol “GIG”. In May 2026, GIG7 successfully completed its business combination with Hadron Energy, Inc., which successfully completed its business combination with the company achieving a number of non-redeemed
shares that resulted in more than $30 million in cash at the per share redemption value being released from the trust account to the company at closing, following which it was renamed Hadron Energy, Inc. (Nasdaq: HDRN)

•
GigCapital8 Corp. (“GIG8”), a
Private-to-Public
Equity (PPE) company formed for the purpose of acquiring a company in the A&D services, cybersecurity and secured communications and quantum-based command and control systems, and AI and ML industries, completed its initial public offering in October 2025, in which it sold 25,300,000 units at a price per unit of $10.00, with each unit consisting of one Class A ordinary share and one-fifth
of one right to receive one Class A ordinary share upon the consummation of the business combination, generating proceeds of about $253 million. GIG8 listed on Nasdaq under the symbol “GIW” and in June 2026, GIG8 signed a non-binding
Letter of Intent with Quantisimo Corp., a company focused on the development, commercialization, and deployment of trusted quantum technologies, and is expected to enter into a definitive business combination agreement in approximately 60 days, with the business combination closing anticipated to be in Q1 2027.

•
GigCapital9 Corp. (“GIG9”), a
Private-to-Public
Equity (PPE) company formed for the purpose of acquiring a company in the A&D services, cybersecurity and secured communications and quantum-based command and control systems, and AI and ML industries, completed its initial public offering in January 2026, in which it sold 25,300,000 units at a price per unit of $10.00, with each unit consisting of one Class A ordinary share and one-fifth
of one right to receive one Class A ordinary share upon the consummation of the business combination, generating proceeds of about $253 million. GIG9 listed on Nasdaq under the symbol “GIX” and is currently looking for a suitable acquisition target.

With respect to the foregoing examples, the past performance of the members of our management team or their affiliates, including with respect to GIG1, GIG2, GIG3, GIG4, GIG5, GIG7, GIG8 and GIG9, and their engagement in the TMT and other markets for more than 35 years, is not a guarantee that we will be able to identify a suitable candidate for our initial business combination or of success with respect to any business combination we may consummate. The principals of the company and our management team have a significant number of relationships across numerous innovative industries. The operational background of the GigCapital Global team provides significant touchpoints across relevant industries. They have developed a meaningful pipeline of high potential, mutually interested U.S. and foreign acquisition targets from extensive screening with previous GigCapital PPE platforms. Our management team’s expertise in data-driven identification, evaluation and engagement with potential targets will facilitate and efficient de-SPAC
process. You should not rely on the historical record of the performance of our management or any of its affiliates’ performance, including GIG1, GIG2, GIG3, GIG4, GIG5, GIG7, GIG8 and GIG9, as indicative of our future performance. Members of our management team and their affiliates are likely to form other
Private-to-Public
Equity (PPE) companies prior to the completion of our initial business combination.

De-SPAC Consummation Timeframe, Duration	24 months
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we anticipate that we may be unable to consummate our initial business combination within such
24-month
period (or up to 27 months if we extend the period of time to consummate our initial business combination in accordance with the terms described in this prospectus), we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination.
De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe, How Extended [Text Block]	If we seek shareholder approval for an extension, holders of public shares will be offered an opportunity to redeem their shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (which interest shall be net of permitted withdrawals), divided by the number of then issued and outstanding public shares, subject to applicable law.
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]	operations are focused on investing in our company.
Our Chief Executive Officer
, Avi S. Katz, and Dr. Raluca Dinu, our director, currently own 100% of the shares in the sponsor, and hold voting and investment discretion with respect to the securities held of record by the sponsor. Dr. Avi S. Katz and Dr. Raluca Dinu are sole directors of the sponsor. No other entity or person has a direct or indirect material interest in our sponsor.
The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
GigAcquisitions10 Corp.	$30,000 per month	Office space, administrative and shared personnel support services

	[ ] Class B ordinary shares, of which [ ] Class B ordinary shares remain subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised during this offering. Our sponsor has entered into separate agreements with the few investors to sell at the time of this offering [ ] founder shares to the few investors at an aggregate price of $[ ].	$25,000, part of which will be recouped through the sales of founder shares to the few investors

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid

	$100,000 loan	Repaympent of loans made to us to cover offering related and organizational expenses

	Up to $1,500,000 in working capital loans, which loans may be convertible into private placement units at a price of $10.00 per unit at the option of the lender	Working capital loans to finance transaction costs in connection with an initial business combination

	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination

Chief Financial Officer (Christine Marshall)	Initially $10,000 per month, but we have the ability to increase the amounts being paid up to $20,000 per month.	Monthly payments to Chief Financial Officer

	15,000 insider shares, subject to forfeiture if Ms. Marshall resigns or is removed for cause from her position with the Company prior to consummation of our initial business combination	Future services as Chief Financial Officer

GigAcquisitions10 Corp.	[ ] private placement units to be purchased simultaneously with the closing of this offering (including if the underwriters’ over-allotment option is exercised in full)	$[ ]

Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion

GigAcquisitions10 Corp, our officers, directors, or our or their affiliates	Finder’s fees, advisory fees, consulting fees, success fees
Any services in order to effectuate the completion of our initial business combination, which, if payments are made in connection with such services prior to the completion of our initial business combination, will be paid from funds held outside the trust account. No agreements have been signed as of the date of this prospectus.

We may engage our sponsor or an affiliate of our sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions

SPAC Offering Dilution [Line Items]
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]
The following table illustrates the difference between the public offering price per unit and our Adjusted NTBV per share, as adjusted to give effect to this offering and assuming redemption of our public shares at varying levels and the full exercise and no exercise of the over-allotment option. The table below is as of [ ], 2026 and therefore doesn’t reflect the subsequent issuance of 15,000 Class B ordinary shares to our Chief Financial Officer:

As of [ ], 2026
Offering Price of $10.00	25% of Maximum Redemption						50% of Maximum Redemption						75% of Maximum Redemption						Maximum Redemption
Adjusted NTBV	Adjusted NBTV			Difference between Adjusted NTBV and Offering Price			Adjusted NTBV			Difference between Adjusted NTBV and Offering Price			Adjusted NTBV			Difference between Adjusted NTBV and Offering Price			Adjusted NTBV			Difference between Adjusted NTBV and Offering Price
Assuming No Exercise of Over-Allotment Option
$[ ]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Assuming Full Exercise of Over-Allotment Option
$[ ]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Exercise of over-allotment option															Exercise of over-allotment option
	No Redem ption			25% of Maxim um Redemption			50% of Maxim um Redem ption			75% of Maxim um Redem ption			Maxim um Redem ption			No Redem ption			25% of Maxim um Redem ption			50% of Maxim um Redem ption			75% of Maxim um Redem ption			Maxim um Redem ption
Public offering price		$10.00			$10.00			$10.00			$10.00			$10.00			$10.00			$10.00			$10.00			$10.00			$10.00
Net tangible book value before this offering		0.00			0.00			0.00			0.00			0.00			0.00			0.00			0.00			0.00			0.00
Increase attributable to public shareholders and sale of the private rights		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]

Pro forma net tangible book value after this offering		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]

Dilution to public shareholders	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]

Percentage of dilution to public shareholders		[ ]	%		[	]%		[	]%		[	]%		[	]%		[	]%		[	]%		[	]%		[	]%		[	]%

Numerator:
Net tangible book deficit before this offering	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Net proceeds from this offering and the sale of the private placement units		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]		[	]
Less: overallotment liability		[	]		[	]		[ ][	]		[	]		[	]		[	]		[	]		[ ][	]		[	]		[	]
Less: Amounts paid for redemptions		—			(55,000,000)			(110,000,000)			(165,000,000)			(220,000,000)			—			(63,250,000)			(126,500,000)			(189,750,000)			(253,000,000)

Total	$	[ ]-[	]		[ ]-[	]		[ ]-[	]		[ ]-[	]		[ ]-[	]		[ ]-[	]		[ ]-[	]		[ ]-[	]		[ ]-[	]		[	]

Denominator:
Ordinary shares outstanding prior to this offering		[ ]-[	]		[ ]-[	]		[ ]-[	]		[ ]-[	]		[ ]-[	]		[ ]-[	]		[ ]-[	]		[ ]-[	]		[ ]-[	]		[	]
Ordinary shares forfeited if over-allotment is not exercised		[ ]-[	]		[ ]-[	]		[ ]-[	]		[ ]-[	]		[ ]-[	]		[ ]-[	]		[ ]-[	]		[ ]-[	]		[ ]-[	]		[ ]
Ordinary shares offered		22,000,000			22,000,000			22,000,000			22,000,000			22,000,000			25,300,000			25,300,000			25,300,000			25,300,000			25,300,000
Private placement and Private Investor Shares		[ ]-[	]		[ ]-[	]		[ ]- [	]		[ ]-[	]		[ ]-[	]		[ ]-[	]		[ ]-[	]		[ ]-[	]		[ ]-[	]		[	]
Ordinary shares forfeited from Private Investor Shares if over-allotment is not exercised		[ ]-[	]		[ ]-[	]		[ ]-[	]		[ ]-[	]		[ ]-[	]		[ ]-[	]		[ ]-[	]		[ ]-[	]		[ ]-[	]		[	]
Less: Ordinary shares redeemed		—			(5,500,000)			(11,000,000)			(16,500,000)			(22,000,000)			—			(6,325,000)			(12,650,000)			(18,975,000)			(25,300,000)

Total		31,428,571			25,928,571			20,428,571			14,928,571			9,428,571			[ ]-[	]		[ ]-[	]		[ ]-[	]		[ ]-[	]		[	]